RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST
Fund Overview
Investment Objective
The investment objective of Retirement Reserves Money Fund (the “Fund”), a series of Retirement Series Trust (the “Trust”), is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST		Class I Shares	Class II Shares
Management Fee		0.48%	0.48%
Distribution and/or Service (12b-1) Fees	[1]	none	0.20%
Other Expenses		0.17%	0.17%
Total Annual Fund Operating Expenses		0.65%	0.85%
Fee Waivers and/or Expense Reimbursements			(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.65%	0.65%	[1]
[1]	The Fund's distributor has contractually agreed to waive the 0.20% distribution fee for Class II Shares until September 1, 2015. The waiver renews automatically for annual periods after September 1, 2015 unless the distributor notifies the Trust at least 30 days prior to the end of the annual period of its intention not to renew the waiver.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	66	208	362	810
Class II Shares	66	251	452	1,030

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing in a diversified portfolio of short-term securities. These securities consist primarily of direct U.S. Government obligations, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises, obligations of domestic and foreign banks, U.S. dollar-denominated commercial paper, repurchase agreements, variable and floating rate obligations, municipal variable rate demand obligations and other short-term debt securities issued by U.S. and foreign entities, including asset-backed securities. The Fund may transact in securities on a when-issued, delayed-delivery or forward commitment basis.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of the different securities in which it may invest as well as future interest rates. The Fund's dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
Principal Risks of Investing in the Fund
The Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Asset-Backed Securities Risk — Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.
  Credit Risk— Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
  Foreign Securities Risk — Foreign securities risk is the risk that the Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
  Income Risk — Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission (the "SEC") adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until October 2016, but when implemented will affect the Fund's operations and may affect the Fund's return potential.
  Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Class I Shares ANNUAL TOTAL RETURNS Retirement Reserves Money Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	1 Year	5 Years	10 Years
Class I	none	0.07%	1.61%
Class II	none	0.06%	1.58%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.